Financial Liabilities (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																										1 Months Ended				2 Months Ended	3 Months Ended	12 Months Ended
	May 30, 2025 USD ($)	Nov. 29, 2024 USD ($)	Nov. 22, 2024 USD ($) $ / shares	Sep. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	May 12, 2024	May 09, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 04, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 17, 2023 $ / shares	Jul. 07, 2023 USD ($)	Jul. 07, 2023 ILS (₪)	Jun. 11, 2023 USD ($)	Jun. 11, 2023 ILS (₪)	May 08, 2023 USD ($) $ / shares shares	May 04, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Feb. 26, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	May 26, 2010	Dec. 31, 2024 USD ($) $ / shares $ / item shares	Aug. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2023 $ / shares	Dec. 31, 2024 USD ($) $ / shares $ / item shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares $ / item shares	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ILS (₪) $ / item shares	Nov. 30, 2024 USD ($)	Aug. 10, 2024 USD ($)	Aug. 23, 2023 USD ($)	Mar. 28, 2023 shares	Oct. 31, 2022 $ / shares	Sep. 27, 2021 USD ($)	Sep. 27, 2021 ILS (₪)
Financial Liabilities [Line Items]
Convertible loan agreement												$ 500,000			₪ 5,000																	$ 7,500,000
Percentage of annual rate												8.00%	8.00%
Conversion price per share (in Dollars per share) | $ / shares											$ 20
Legal and commitment fee										3.50%																						35.00%	35.00%
Trading days																																5 days	5 days
Warrants exercisable term																5 years										36 months				36 months		36 months				36 months
Conversion price discount																										40.00%				40.00%		40.00%				40.00%
Average price percentage																																40.00%	40.00%
Commission total																																$ 1,151,000	₪ 467
Consulting fee																																$ 96,000
Warrants to purchase (in New Shekels) | ₪																																	₪ 375
Ordinary shares amount (in New Shekels) | ₪																																				₪ 375
Issued ordinary shares (in Shares) | shares																																								221,537
Ordinary shares per value (in Dollars per share) | $ / shares																																									$ 247
Exercise price (in Dollars per share) | (per share)																																$ 5	₪ 17.77
Cash payment							$ 1,151,000																																			$ 12,484,000	₪ 40,000
Warrants (in Shares) | shares							127,867
Exercise price, share options granted (in Dollars per share) | $ / shares							$ 8
Sale of note price																$ 6,000
Issuance of warrants																$ 7,200
Ordinary shares (in Shares) | shares																245,821																181,689	181,689
Principal amount		$ 2,000			$ 2,000																					$ 8,000				$ 8,000		$ 8,000
Initial funding										$ 4,500
Commitment fee received										1,500
Issuance and sale price																																10,370,000
Issuance of additional warrants										12,000
Repayment amount																																600,000
Increase monthly payment																																$ 1,500,000
Repayment share price percentage																																90.00%	90.00%
Converted amount																																$ 4,800,000		$ 4,800,000
Converted of shares (in Shares) | shares																																705,582	705,582	221,537
Aggregate principal amount																		$ 2,500,000	₪ 3,300
Interest rate																										11.50%				11.50%		11.50%		11.50%		11.50%				10.00%
Aggregate amount																																$ 946,000
Purchased an aggregate principal amount									$ 6,000,000																							$ 1,000,000
Weighted average exercise price (in Dollars per share) | $ / shares																																$ 0.5		$ 12.8
Weighted average price per share (in Dollars per share) | $ / shares																																$ 15
Percentage of ordinary shares owned																									7.00%							4.99%	4.99%
Loan amount		$ 1,000		$ 6,000																						$ 25,000				$ 25,000		$ 25,000						$ 4,000
Remaining loan amount																										$ 10,000				$ 10,000		$ 10,000
Business days				5 days
Percentage of principal amount repaid		8.50%		10.00%	8.50%	7.00%
Percentage of principal amount per annum		15.00%		15.00%	15.00%
Percentage of ordinary shares																																4.99%	4.99%
Trading days																																5 days	5 days
Warrant exercise price (in Dollars per share) | $ / shares																																		$ 223.16
Placement fees in cash																							$ 30,000	₪ 110								$ 5,799,000		$ 3,486,000	$ 3,575,000
Top of range [Member]
Financial Liabilities [Line Items]
Exchange rate								36.5																				36.5
Ordinary shares per value (in Dollars per share) | $ / shares																										$ 8.5				$ 8.5		$ 8.5
Exercise price (in Dollars per share) | (per share)																																165.1	₪ 610.9
Principal amount																																							$ 9,600
Aggregate principal amount																				$ 5,219
Percentage of principal amount repaid					8.50%
Bottom of range [Member]
Financial Liabilities [Line Items]
Exchange rate								10																				10
Exercise price (in Dollars per share) | (per share)																																$ 0.4	₪ 1.4
Principal amount																																							$ 7,200
Aggregate principal amount																				$ 349
Percentage of principal amount repaid					7.00%
Shayna Loans [Member]
Financial Liabilities [Line Items]
Commission total																																$ 125,000
Akina [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares								389,746																				389,746
Shayana [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares								123,192																				123,192
Exercise price (in Dollars per share) | $ / shares																																$ 8
Warrants (in Shares) | shares																										127,867				127,867		127,867				127,867
Shayna and Akina [Member]
Financial Liabilities [Line Items]
Percentage of ownership								4.99%
AGP [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																										127,729				127,729		127,729				127,729
Ordinary shares (in Shares) | shares																																67,016	67,016
Interest rate																				6.00%
Convertible principal amount			$ 250
Aggregate amount			1,800,000																													$ 1,070,000
First conversion, value			320
Final conversion, value			230
Excess debt			1,800,000,000
Conversion amount	$ 1,800,000		$ 1,800,000
Conversion price percentage			93.00%
Prevailing market price (in Dollars per share) (in Dollars per share) | $ / shares			$ 4
Converted amount																																500,000
Aggregate amount																																570,000
First Two Thousand Twenty Three To Two Thousand Twenty Four Accredited Investor SPA {Member]
Financial Liabilities [Line Items]
Purchased an aggregate principal amount																															$ 3,100
Ordinary shares rate																																$ 25
Weighted average price, percentage																																75.00%	75.00%
Weighted average exercise price (in Dollars per share) | $ / shares																																$ 233
First Two Thousand Twenty Three To Two Thousand Twenty Four Accredited Investor SPA {Member] | Bottom of range [Member]
Financial Liabilities [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																15
Second 2023-2024 Accredited Investor SPAs [Member]
Financial Liabilities [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																												$ 15
Trading days																												5 days
Aggregate principal amount																												$ 550
Weighted average price per share (in Dollars per share) | $ / shares																																$ 150
Second 2023-2024 Accredited Investor SPAs [Member] | Top of range [Member]
Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares																												$ 0.1
Second 2023-2024 Accredited Investor SPAs [Member] | Bottom of range [Member]
Financial Liabilities [Line Items]
Exercise price, share options granted (in Dollars per share) | $ / shares																												$ 0.05
Claymore [Member]
Financial Liabilities [Line Items]
Interest rate																											10.00%										20.00%
Extend loan																											$ 500										$ 200
Ownership percentage after conversion or exercise																										4.99%				4.99%		4.99%				4.99%
Claymore [Member] | Debt Creation in November and December 2024 [Member]
Financial Liabilities [Line Items]
Financing arrangement, aggregate amount																										$ 1,100				$ 1,100		$ 1,100
Placement fees in cash																														77,000
Claymore [Member] | Debt Creation in December 2024 [Member]
Financial Liabilities [Line Items]
Financing arrangement, aggregate amount																										111,250				$ 111,250		$ 111,250
Placement fees in cash																										$ 77,875
Convertible instruments [member] | Debt Creation in December 2024 [Member]
Financial Liabilities [Line Items]
Monthly interest rate on borrowings upon default payments																										20.00%				20.00%		20.00%				20.00%
Convertible instruments [member] | Claymore [Member] | Debt Creation in November and December 2024 [Member]
Financial Liabilities [Line Items]
Financing arrangement, aggregate amount																										$ 1,331				$ 1,331		$ 1,331
Convertible notes, maturity term																														2 years
Price per debt instrument upon conversion to equity (in Dollars per Item) | $ / item																										7				7		7				7
Convertible instruments [member] | Claymore [Member] | Debt Creation in December 2024 [Member]
Financial Liabilities [Line Items]
Financing arrangement, aggregate amount																										$ 123,611				$ 123,611		$ 123,611
Monthly interest rate on borrowings upon default payments																										5.00%				5.00%		5.00%				5.00%
Debt repayment, number of days after closing of financing																										5 days
Debt repayment, amount for finance closing																										$ 10,000				$ 10,000		$ 10,000
Number of trading days considered prior to maturity date																										5 days
Minimum price per debt instrument upon conversion to equity (in Dollars per Item) | $ / item																										5				5		5				5
Ordinary Shares [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares							127,867	512,937																				512,937
Ordinary shares per value (in Dollars per share) | $ / shares							$ 9	$ 9																				$ 9
Exercise price (in Dollars per share) | $ / shares								$ 9
Ordinary shares (in Shares) | shares																															1
Repayment amount of shares (in Shares) (in Shares) | shares																																1.05	1.05
Ordinary Shares [Member] | First Two Thousand Twenty Three To Two Thousand Twenty Four Accredited Investor SPA {Member]
Financial Liabilities [Line Items]
Ordinary shares (in Shares) | shares																																16,796	16,796
Ordinary Shares [Member] | Second 2023-2024 Accredited Investor SPAs [Member]
Financial Liabilities [Line Items]
Ordinary shares (in Shares) | shares																																20,000	20,000
Ordinary Shares [Member] | Claymore [Member] | Debt Creation in November and December 2024 [Member]
Financial Liabilities [Line Items]
Placement fees, payment in shares and warrants (in Shares) | shares																														110,000
Warrants [Member]
Financial Liabilities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																$ 35
Private Warrants [Member]
Financial Liabilities [Line Items]
Warrant issued (in Shares) | shares																																5,359	5,359
Public Warrants [Member]
Financial Liabilities [Line Items]
Warrant issued (in Shares) | shares																																155,078	155,078
Convertible Loans [Member]
Financial Liabilities [Line Items]
Convertible loan agreement																					$ 2,800,000	₪ 10,000
Commission total | ₪																																	₪ 375
Warrants to purchase																	$ 16,000
Convertible Loan Agreements [Member]
Financial Liabilities [Line Items]
Convertible loan agreement													₪ 1,850	$ 1,400,000
Issued ordinary shares (in Shares) | shares																										512,937				512,937		512,937				512,937
Number of warrant purchased (in Shares) | shares																																448,230	448,230
Convertible Loan Agreements [Member] | Ordinary Shares [Member]
Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares																																$ 9
Loan commitments [Member]
Financial Liabilities [Line Items]
Commission total																																$ 105,000	₪ 375
Second Tranche [Member]
Financial Liabilities [Line Items]
Issuance and sale price										$ 10,000
March to November 2024 [Member]
Financial Liabilities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																										$ 5				$ 5		$ 5
Aggregate principal amount																																$ 11,000
Acquisition of ownership percentage																										100.00%				100.00%		100.00%				100.00%
Purchase agreement, description																																(i) March-November 2024 Warrants exercisable into 444,444 ordinary shares were exercisable at an exercise price equal to $7.00 per share until March 12, 2027, (ii) March-November 2024 Warrants exercisable into 400,000 ordinary shares were exercisable at an exercise price equal to $7.00 per share until April 3, 2027, (iii) March-November 2024 Warrants were exercisable into 100,000 ordinary shares are exercisable at an exercise price equal to $5.00 per share until June 26, 2027, (iv) March-November 2024 Warrants were exercisable into 200,000 ordinary shares are exercisable at an exercise price equal to $7.00 per share until June 26, 2027, and (v) March-November 2024 Warrants were exercisable into 150,000 ordinary shares are exercisable at an exercise price equal to $5.50 per share until June 26, 2027.	(i) March-November 2024 Warrants exercisable into 444,444 ordinary shares were exercisable at an exercise price equal to $7.00 per share until March 12, 2027, (ii) March-November 2024 Warrants exercisable into 400,000 ordinary shares were exercisable at an exercise price equal to $7.00 per share until April 3, 2027, (iii) March-November 2024 Warrants were exercisable into 100,000 ordinary shares are exercisable at an exercise price equal to $5.00 per share until June 26, 2027, (iv) March-November 2024 Warrants were exercisable into 200,000 ordinary shares are exercisable at an exercise price equal to $7.00 per share until June 26, 2027, and (v) March-November 2024 Warrants were exercisable into 150,000 ordinary shares are exercisable at an exercise price equal to $5.50 per share until June 26, 2027.
March-June 2024 Notes [Member]
Financial Liabilities [Line Items]
Percentage of principal amount repaid					7.00%
December Two Thousand Twenty Four Convertible Note [Member]
Financial Liabilities [Line Items]
Principal amount																										$ 2,750				$ 2,750		$ 2,750
Interest rate																										16.00%				16.00%		16.00%				16.00%
Loan amount																										$ 2,200				$ 2,200		$ 2,200
Net proceeds of loan amount																										$ 2,087
Notes payable term																										280 days
Convertible note payable amount																										$ 68,750
Prepayment of convertible note																										60 days
Outstanding principal amount percentage																										110.00%
Trading days																										20 days
Equity financing, value																										$ 5,000,000
Liquidated damages																										10.00%
Aggregate beneficially own percentage																										4.99%				4.99%		4.99%				4.99%
December Two Thousand Twenty Four Convertible Note [Member] | Top of range [Member]
Financial Liabilities [Line Items]
Prepayment of convertible note																										90 days
Conversion price percentage																										80.00%
December Two Thousand Twenty Four Convertible Note [Member] | Bottom of range [Member]
Financial Liabilities [Line Items]
Prepayment of convertible note																										30 days
Conversion price percentage																										20.00%
August Two Thousand Twenty Four Notes [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																											4,700,000
Ordinary shares per value (in Dollars per share) | $ / shares																											$ 7
Cash payment																											$ 233
Net proceeds of loan amount																											3,300,000
Aggregate principal amount																											$ 4,000,000,000
Unsecured term of years																											2 years
Exercise share price (in Dollars per share) | $ / shares																											$ 10
August Two Thousand Twenty Four Notes [Member] | Bottom of range [Member]
Financial Liabilities [Line Items]
Ordinary shares per value (in Dollars per share) | $ / shares																											$ 5
Warrant reserve [member] | December Two Thousand Twenty Four Convertible Note [Member]
Financial Liabilities [Line Items]
Number of warrant purchase (in Shares) | shares																										129,412
Warrant exercise price (in Dollars per share) | $ / shares																										$ 8.5
Warrants [Member]
Financial Liabilities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																										$ 1,280				$ 1,280		$ 1,280
Warrant exercise price (in Dollars per share) | $ / shares																													$ 115
Warrant issued and outstanding of ordinary shares (in Dollars per share) | $ / shares																																0.0899
Converted warrant (in Dollars per share) | $ / shares																																$ 0.0899
Warrants to purchase share (in Shares) | shares																																160,438	160,438
Reverse share split																																reverse share split at a ratio of 1:10	reverse share split at a ratio of 1:10
Warrants [Member] | Claymore [Member] | Debt Creation in November and December 2024 [Member]
Financial Liabilities [Line Items]
Ordinary shares to be purchased against warrants (in Shares) | shares																										157,143				157,143		157,143				157,143
Ordinary shares exercisable, period																														3 years
Exercise price per share (in Dollars per share) | $ / shares																										$ 10				$ 10		$ 10
Placement fees, payment in shares and warrants (in Shares) | shares																														36,666
Warrants [Member] | Claymore [Member] | Debt Creation in December 2024 [Member]
Financial Liabilities [Line Items]
Ordinary shares to be purchased against warrants (in Shares) | shares																										111,250				111,250		111,250				111,250
Ordinary shares exercisable, period																										3 years
Exercise price per share (in Dollars per share) | $ / shares																										$ 5				$ 5		$ 5
Placement fees, payment in shares and warrants (in Shares) | shares																										111,250
Warrants [Member] | August Two Thousand Twenty Four Notes [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																											110,000,000,000